Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 30, 2012
Document and Entity [Abstract]
Amendment Description	This Registration Statement contains one prospectus as set forth below: Resale Prospectus. A prospectus to be used for the resale by selling stockholders of 1,486,316 shares of Common Stock, including (1) 752,200 shares of common stock underlying the Preferred Shares previously issued to such selling shareholders; (2) 75,220 shares of Common Stock issuable upon exercise of outstanding Agent Warrants at an exercise price of $2.40 per share, that were issued in connection with the private placement that closed on December 20, 2011; (3) 61,896 shares of common stock to the Bay Peak Shareholders obtained by the Bay Peak Shareholders on January 19, 2012; and (4) 597,000 shares of common stock to our shareholders that obtained their shares through the Share Exchange.
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Registrant Name	GSP-2, INC.
Entity Central Index Key	0001497644
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		14,208,880
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	CY
Document Type	S-1